Condensed Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Current Assets:
Cash	$ 481,676	$ 0
Prepaid Expenses	314,579
Share subscription receivable		25,000
Total current assets		25,000
Deferred offering costs associated with IPO		28,860
Total current assets	796,255	25,000
Prepaid expenses — Non-current	127,366
Cash held in Trust Account	345,055,688
Deferred offering costs		28,860
Total Assets	345,979,309	53,860
Current liabilities:
Accounts payable and accrued expenses	204,157	30,800
Accrued offering costs and expenses		30,800
Total current liabilities	204,157	30,800
Warrant liabilities	15,525,988
Deferred underwriters' discount	12,075,000
Total liabilities	27,805,145	30,800
Commitments
Class A Common Stock subject to possible redemption 34,500,000 and 0 shares at redemption value, respectively	345,055,688
Stockholders' Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Class A common stock, $0.0001 par value; 240,000,000 shares authorized; 0 shares issued and outstanding (excluding 34,500,000 shares subject to possible redemption) at September 30, 2021 and December 31, 2020, respectively
Class B common stock, $0.0001 par value; 60,000,000 shares authorized; 8,625,000 shares issued and outstanding at September 30, 2021 and December 31, 2020	863	863
Additional paid-in capital		24,137
Accumulated deficit	(26,882,387)	(1,940)
Total stockholders' (deficit) equity	(26,881,524)	23,060
Total Liabilities and Stockholders' (Deficit) Equity	$ 345,979,309	$ 53,860